Common Stock Reserved for Issuance (Tables)	9 Months Ended
Sep. 30, 2013
Common Stock Reserved for Issuance
Schedule of shares of common stock reserved for issuance

	December 31,
				September 30, 2013
	2010	2011	2012
				(unaudited)
Exercise of stock options to purchase common stock	2,350,977	4,587,344	6,581,481	7,359,661
Issuances of shares available under stock option plans	2,538,359	1,776,912	928,105	3,486,149
Vesting of restricted stock units	—	—	328,466	422,894
Employee stock purchase plan	—	—	—	738,032
Conversion of convertible preferred stock	21,245,808	25,033,684	25,876,142	—

	26,135,144	31,397,940	33,714,194	12,006,736